SCHEDULE OF PROVISION FOR STATE INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current – State					$ 25,764	$ 67,000
Deferred – State					(398)	(44,000)
Total provision for income taxes	$ (3,102)	$ (20,000)	$ 1,259	$ (26,000)	$ 25,366	$ 23,000